Commitments and Contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES.
Outstanding non-cancellable purchase commitments		$ 206	$ 218
Non-cancellable purchase commitments related to next year	$ 68	71
Bank guarantees		$ 25	$ 25